SHARE CAPITAL (Details)	6 Months Ended
Jun. 30, 2020 shares $ / shares
Share Capital Abstract
Exercise price | $ / shares	$ .006
Stock options outstanding, beginning	0
Granted	10,000,000
Exercised	0
Cancelled	0
Stock options outstanding, ending	10,000,000